Financial Instruments and Fair Value Disclosures (Schedule of Company's Charter Revenues) (Details) - Customer Concentration Risk - Revenue Benchmark	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minimum [Member]
Concentration Risk [Line Items]
Percentage of charter revenues	10.00%	10.00%	10.00%
Cargill International SA
Concentration Risk [Line Items]
Percentage of charter revenues	0.14%		0.13%
Nippon Yusen Kaisha
Concentration Risk [Line Items]
Percentage of charter revenues	0.15%	0.11%